COST OF SALES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cost of Sales [Abstract]
Amortization	$ 346,532	$ 388,859	$ 349,668
Driver expenses	9,808	121,352	211,204
Fuel	112,091	396,343	422,726
Short term vehicle rentals	110,265	58,042	3,352,958
Salaries and wages	5,674,740	4,983,299	0
Cost of sales	$ 6,253,436	$ 5,947,895	$ 4,336,556